Use of Estimates and Judgments - Additional Information (Detail) - AB InBev Efes [member] - USD ($) $ in Millions		6 Months Ended
	Mar. 11, 2022	Jun. 30, 2022
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interests held by non controlling interests	50.00%
Non-cash impairment charge		$ (1,143)